Average Annual Total Returns - Income Stock Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years	R6 Shares 1 Year	R6 Shares 5 Years (or Life of Class)		R6 Shares 10 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Equity Income Funds Index (reflects no deduction for taxes) 1 Year	Lipper Equity Income Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper Equity Income Funds Index (reflects no deduction for taxes) 10 Years
Total	23.64%	8.51%	11.29%	18.59%	6.38%	9.89%	17.52%	6.49%	9.19%	23.70%	8.56%	11.38%	23.75%	11.58%	[1]		26.54%	8.28%	11.79%	26.40%	8.80%	11.20%

[1]	The inception date of the R6 Shares is December 1, 2016.